HELD FOR SALE (Notes)	12 Months Ended
Dec. 31, 2014
HELD FOR SALE [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

7.	DISPOSALS TO GOLAR PARTNERS

In March 2014, we sold our interests in the company that owns and operates Golar Igloo to Golar Partners.

(in thousands of $)	Golar Igloo
Cash consideration received (1)	156,001
Carrying value of the assets sold to Golar Partners	(112,714)
Gain on disposal	43,287

The gain from the sale of the Golar Igloo in March 2014 was $43.3 million has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners " for the year ended December 31, 2014.

(1) The cash consideration for the Golar Igloo comprised of $310.0 million for the vessel and charter less the assumed bank debt of $161.3 million plus the interest rate swap asset and other purchase price adjustments of $3.6 million and $3.7 million, respectively.
In February 2013, we sold our interests in the company that owns and operates the Golar Maria to Golar Partners.

(in thousands of $)	Golar Maria
Cash consideration received (2)	127,900
Carrying value of the assets sold to Golar Partners	(45,630)
Gain on disposal	82,270
Deferred gain on sale (note 30)	(17,114)
Gain recognized on sale	65,156

The gain from the sale of the Golar Maria was $82.3 million of which $65.2 million had been recognized at the time of the sale in the consolidated statements of operation under "Gain on disposals to Golar Partners". The remaining $17.1 million which represents profit based on our holding in the subordinated units in Golar Partners measured as of the date of the dropdown has been deferred under "Other current liabilities" and "Other long-term liabilities" (see note 30) and is being released to income over the remaining useful life of the vessel or until it is sold. As of December 31, 2014 and 2013, the unamortized portion of the gain is $15.7 million and $16.7 million, respectively.

(2) The cash consideration for the Golar Maria comprised of $215.0 million for the vessel less the assumed bank debt and interest rate swap liability $89.5 million and $3.1 million, respectively, plus purchase price adjustments of $5.5 million.

21.	HELD FOR SALE

a) Vessel held-for-sale

In December 2014, we entered into an agreement to sell our LNG carrier the Golar Viking to Equinox. This vessel was classified as held for sale in our consolidated balance sheet as at December 31, 2014.  We completed the sale of the Golar Viking in February 2015 (see note 39).

b) Assets and liabilities held-for-sale

On December 15, 2014, we entered into an agreement to sell our interests in the companies that own and operate the FSRU the Golar Eskimo to Golar Partners. The assets and liabilities held within our consolidated balance sheet that are related to the disposal group have been reclassified as held-for-sale and depreciation has ceased for this vessel. We early adopted ASU 2014-08 and based on the guidance of the new standard as the transaction does not represent a strategic shift and does not have a major effect on our operations and financial results, we have not presented this disposal group as discontinued operations in our statement of operations. The sale of the Golar Eskimo was completed in January 2015 (see note 39).

Assets and liabilities included in our consolidated balance sheet presented presented as held for sale are shown below:

(in thousands of $)	As of December 31, 2014
ASSETS
Current assets
Other receivables, prepaid expenses and accrued income	196
Inventories	266
Total current assets	462

Non-current assets
Vessels and equipment, net	280,284
Deferred charges	4,209
Total non-current assets	284,493
Total assets	284,955

LIABILITIES
Current liabilities
Current portion of long-term debt	(13,569)
Trade accounts payable	(419)
Accrued expenses	(786)
Amounts due to related parties	(366)
Total current liabilities	(15,140)

Non-current liabilities
Long-term debt	(149,261)
Total non-current liabilities	(149,261)
Total liabilities	(164,401)